Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Numerator:
Net loss	$ 1,951,670		$ (1,000)	$ (595,442)
Denominator:
Basic weighted average shares outstanding			3,750,000	11,781,678
Basic net loss per share of Common Stock	$ 0.09	$ 0	$ 0	$ (0.05)